Schedule of Financing Lease Liability Related to Financing Right-of-use Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Less: short term portion	$ (14,431)	$ (19,898)		$ (19,050)
Long term portion		$ 9,375		$ 29,273
Theralink Technologies Inc [Member]
Financing lease payables for equipment	231,841		$ 231,841
Total financing lease payables	231,841		231,841
Payments of financing lease liabilities	(197,451)		(143,456)
Total	34,390		88,385
Less: short term portion	(30,262)		(53,995)
Long term portion	$ 4,128		$ 34,390